Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Statement of Comprehensive Income [Abstract]
Live streaming - consumable virtual items revenue		¥ 1,617,056	$ 253,751	¥ 1,187,431	¥ 884,385
Live streaming - time based virtual item revenue		32,905	5,164	29,596	26,812
Technical services		19,397	3,044	5,156	3,429
Total revenue		1,669,358	261,959	1,222,183	914,626
Cost of revenues		(1,364,902)	(214,183)	(959,939)	(720,637)
Gross profit		304,456	47,776	262,244	193,989
Sales and marketing expenses		(4,807)	(754)	(10,121)	(3,804)
General and administrative expenses		(65,233)	(10,236)	(33,889)	(11,957)
Research and development expenses		(70,039)	(10,991)	(31,780)	(21,523)
(Provision for) recovery of doubtful accounts		1,592	250	8,253	(854)
Income from operations		165,969	26,045	194,707	155,851
Interest income, net		3,962	622	2,960	1,005
Other loss, net		(90)	(14)	(4,702)	(310)
Foreign exchange (loss) gain, net		105	16	703	(5)
Change in fair value of investment		22,833	3,583
Change in fair value of warrant liabilities		16,421	2,577	3,904
Change in fair value of contingent consideration		(33,584)	(5,270)	(14,068)
Income before income taxes		175,616	27,559	183,504	156,541
Income tax expense		(5,604)	(879)	(7,404)	(6,623)
Net income		170,012	26,680	176,100	149,918
Other comprehensive income - foreign currency translation adjustment		2,313	363	14,802
Comprehensive income attributable to the Company’s shareholders		¥ 172,325	$ 27,043	¥ 190,902	¥ 149,918
Weighted average number of shares *
Basic (in Shares)	[1]	30,842,183	30,842,183	23,287,706	19,400,000
Diluted (in Shares)	[1]	30,842,183	30,842,183	26,828,666	20,002,000
Earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 5.51	$ 0.87	¥ 7.56	¥ 7.73
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 5.51	$ 0.87	¥ 6.56	¥ 7.5

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization